EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.56%
3,720	Carpenter Technology Corp	$ 115,841
68,438	Element Solutions Inc	1,113,486
47,116	Orion Engineered Carbons SA	628,999
10,152	Steel Dynamics Inc	720,284
		2,578,610
Communications — 2.12%
5,825	Calix Inc(a)	356,141
27,056	Ciena Corp(a)	1,093,874
12,655	Figs Inc Class A(a)(b)	104,404
3,221	Fiverr International Ltd(a)	98,530
19,137	Gogo Inc(a)	231,940
9,172	Ooma Inc(a)	112,816
17,576	Open Lending Corp Class A(a)	141,311
		2,139,016
Consumer, Cyclical — 10.27%
17,947	Academy Sports & Outdoors Inc	757,004
9,316	Bowlero Corp(a)	114,680
4,382	Burlington Stores Inc(a)	490,302
37,463	Core & Main Inc Class A(a)	851,909
5,088	Five Below Inc(a)	700,465
6,987	Fox Factory Holding Corp(a)	552,532
11,423	IAA Inc(a)	363,823
36,003	indie Semiconductor Inc Class A(a)	263,542
60,520	International Game Technology PLC	956,216
30,873	KAR Auction Services Inc(a)	344,851
4,751	Kura Sushi USA Inc Class A(a)	349,579
38,273	Lions Gate Entertainment Corp Class B(a)	265,997
2,084	Monarch Casino & Resort Inc(a)	116,996
13,201	Ollie's Bargain Outlet Holdings Inc(a)	681,172
1,731	Oxford Industries Inc	155,409
8,828	Papa John's International Inc	618,048
14,058	Skyline Champion Corp(a)	743,246
28,342	Sonos Inc(a)	393,954
14,185	Sweetgreen Inc Class A(a)(b)	262,423
33,439	Topgolf Callaway Brands Corp(a)	644,035
37,749	Wabash National Corp	587,374
10,559	Warby Parker Inc Class A(a)(b)	140,857
		10,354,414
Consumer, Non-Cyclical — 38.31%
23,002	Adaptive Biotechnologies Corp(a)	163,774
60,708	Amicus Therapeutics Inc(a)	633,792
8,313	AMN Healthcare Services Inc(a)	880,845
14,699	Arcellx Inc(a)	275,900
13,750	ASGN Inc(a)	1,242,587
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,074	AtriCure Inc(a)	$ 589,393
52,617	Avantor Inc(a)	1,031,293
33,982	Avid Bioservices Inc(a)(b)	649,736
17,247	Axonics Inc(a)	1,214,879
7,987	Axsome Therapeutics Inc(a)(b)	356,380
8,794	Azenta Inc	376,911
28,219	BELLUS Health Inc(a)	297,993
21,583	BioLife Solutions Inc(a)	491,013
8,310	Blueprint Medicines Corp(a)	547,546
8,924	Chefs' Warehouse Inc(a)	258,528
2,536	ChemoCentryx Inc(a)	131,010
35,343	Clarivate PLC(a)	331,871
9,376	CONMED Corp	751,674
11,424	Cytokinetics Inc(a)	553,493
11,564	Day One Biopharmaceuticals Inc(a)(b)	231,627
406	Distribution Solutions Group Inc(a)	11,437
31,171	elf Beauty Inc(a)	1,172,653
30,779	Evo Payments Inc Class A(a)	1,024,941
6,284	FTI Consulting Inc(a)	1,041,322
11,642	GXO Logistics Inc(a)	408,169
11,812	Haemonetics Corp(a)	874,442
14,541	HealthEquity Inc(a)	976,719
14,251	ICF International Inc	1,553,644
7,304	ICON PLC(a)	1,342,329
30,214	Insmed Inc(a)	650,810
4,969	Intra-Cellular Therapies Inc(a)	231,208
9,112	Ionis Pharmaceuticals Inc(a)	403,024
17,236	Iovance Biotherapeutics Inc(a)	165,121
4,935	iRhythm Technologies Inc(a)	618,257
905	Karuna Therapeutics Inc(a)	203,562
5,579	Krystal Biotech Inc(a)	388,856
12,489	Lamb Weston Holdings Inc	966,399
4,085	Lantheus Holdings Inc(a)	287,298
24,039	LiveRamp Holdings Inc(a)	436,548
10,874	Merus NV(a)	217,806
2,651	MGP Ingredients Inc	281,430
8,426	Monro Inc	366,194
6,297	Neurocrine Biosciences Inc(a)	668,804
11,440	Nkarta Inc(a)	150,550
3,062	Novocure Ltd(a)	232,651
17,633	Oak Street Health Inc(a)(b)	432,361
11,474	Omnicell Inc(a)	998,582
5,684	OrthoPediatrics Corp(a)	262,260
11,178	Pacira BioSciences Inc(a)	594,558
22,012	Performance Food Group Co(a)	945,415
11,287	Pliant Therapeutics Inc(a)	235,785
3,617	PROCEPT BioRobotics Corp(a)	149,961
6,753	Pulmonx Corp(a)	112,505
15,230	Remitly Global Inc(a)	169,358
6,858	Resources Connection Inc	123,924
12,020	Rocket Pharmaceuticals Inc(a)	191,839
5,478	Sarepta Therapeutics Inc(a)	605,538
8,759	SI-BONE Inc(a)	152,932
27,162	Silk Road Medical Inc(a)	1,222,290
36,180	Sterling Check Corp(a)	638,215
4,964	Stride Inc(a)	208,637
7,368	Syndax Pharmaceuticals Inc(a)	177,053

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,051	Syneos Health Inc(a)	$ 945,405
14,041	Tandem Diabetes Care Inc(a)	671,862
16,995	TransMedics Group Inc(a)	709,371
11,905	Treace Medical Concepts Inc(a)	262,743
6,179	Udemy Inc(a)	74,704
8,762	Ultragenyx Pharmaceutical Inc(a)	362,834
7,234	US Physical Therapy Inc	549,929
17,223	Ventyx Biosciences Inc(a)	601,255
86,783	ViewRay Inc(a)	315,890
11,746	Vita Coco Co Inc(a)(b)	133,787
4,304	WEX Inc(a)	546,350
10,935	Xenon Pharmaceuticals Inc(a)	394,753
8,228	ZipRecruiter Inc Class A(a)	135,762
		38,610,277
Energy — 1.35%
15,477	Callon Petroleum Co(a)	541,850
3,241	Golar LNG Ltd(a)	80,766
15,878	Ranger Oil Corp Class A(a)	499,363
8,891	Talos Energy Inc(a)	148,035
7,626	TPI Composites Inc(a)	86,021
		1,356,035
Financial — 8.60%
42,737	BRP Group Inc Class A(a)	1,126,120
6,396	Byline Bancorp Inc	129,519
22,687	Essent Group Ltd	791,096
7,106	Evercore Inc Class A	584,468
15,982	Focus Financial Partners Inc Class A(a)	503,593
10,695	Goosehead Insurance Inc Class A(a)	381,170
5,456	International Money Express Inc(a)	124,342
7,918	NerdWallet Inc Class A(a)(b)	70,232
11,476	Palomar Holdings Inc(a)	960,771
725	Piper Sandler Cos(a)	75,936
26,620	Ryan Specialty Holdings Inc(a)	1,081,304
8,403	Ryman Hospitality Properties Inc REIT	618,377
17,778	Stifel Financial Corp	922,856
14,382	Triumph Bancorp Inc(a)	781,662
24,971	Virtu Financial Inc Class A	518,648
		8,670,094
Industrial — 11.92%
5,673	908 Devices Inc(a)	93,321
5,946	A O Smith Corp	288,857
2,637	AAR Corp(a)	94,457
7,847	Advanced Drainage Systems Inc	975,931
2,444	AeroVironment Inc(a)	203,732
8,065	Atkore Inc(a)	627,538
24,781	AZEK Co Inc(a)	411,860
9,300	Boise Cascade Co	552,978
4,737	Chart Industries Inc(a)	873,266
Shares		Fair Value
Industrial — (continued)
8,666	Dycom Industries Inc(a)	$ 827,863
9,341	Heritage-Crystal Clean Inc(a)	276,213
664	Ichor Holdings Ltd(a)	16,076
11,257	Itron Inc(a)	474,032
15,868	Knight-Swift Transportation Holdings Inc	776,421
44,541	Kratos Defense & Security Solutions Inc(a)	452,537
10,681	Masonite International Corp(a)	761,449
14,539	Mercury Systems Inc(a)	590,283
3,521	Montrose Environmental Group Inc(a)	118,482
10,271	Napco Security Technologies Inc(a)	298,681
1,899	NV5 Global Inc(a)	235,134
1,321	OSI Systems Inc(a)	95,191
4,223	Proto Labs Inc(a)	153,844
29,689	Schneider National Inc Class B	602,687
17,224	SPX Technologies Inc(a)	951,109
10,359	Vicor Corp(a)	612,631
26,320	Zurn Elkay Water Solutions Corp	644,840
		12,009,413
Technology — 21.33%
7,088	Agilysys Inc(a)	392,321
50,581	Allscripts Healthcare Solutions Inc(a)	770,349
17,250	Arteris Inc(a)	114,885
5,903	Avid Technology Inc(a)	137,304
29,275	AvidXchange Holdings Inc(a)	246,495
18,729	Black Knight Inc(a)	1,212,328
46,172	Box Inc Class A(a)	1,126,135
4,872	CEVA Inc(a)	127,793
6,515	CyberArk Software Ltd(a)	976,859
24,592	DoubleVerify Holdings Inc(a)	672,591
23,517	Evolent Health Inc Class A(a)	844,966
15,118	FormFactor Inc(a)	378,706
4,695	Impinj Inc(a)	375,741
38,070	Jamf Holding Corp(a)	843,631
49,058	JFrog Ltd(a)	1,084,672
25,135	KBR Inc	1,086,335
12,649	Lumentum Holdings Inc(a)	867,342
29,131	Nutanix Inc Class A(a)	606,799
10,734	Onto Innovation Inc(a)	687,513
40,095	PagerDuty Inc(a)	924,992
13,378	PAR Technology Corp(a)(b)	395,052
25,309	Phreesia Inc(a)	644,873
14,776	PowerSchool Holdings Inc Class A(a)	246,611
14,900	Privia Health Group Inc(a)	507,494
11,976	PTC Inc(a)	1,252,690
10,792	Rambus Inc(a)	274,333
2,705	Riskified Ltd Class A(a)(b)	10,658
8,959	Silicon Motion Technology Corp ADR	584,037
13,347	Sprout Social Inc Class A(a)	809,896
21,180	SS&C Technologies Holdings Inc	1,011,345

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
5,447	Synaptics Inc(a)	$ 539,307
6,885	Teradyne Inc	517,408
54,157	Verra Mobility Corp(a)	832,393
53,156	Zuora Inc Class A(a)	392,291
		21,496,145
Utilities — 0.22%
3,375	Ameresco Inc Class A(a)	224,370
TOTAL COMMON STOCK — 96.68% (Cost $103,818,552)		$97,438,374
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.16%
$997,670	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $997,670 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	997,670
997,670	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $997,670 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	997,670
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$186,188	Undivided interest of 31.29% in a repurchase agreement (principal amount/value $596,382 with a maturity value of $596,528) with Bank of America Securities Inc, 2.94%, dated 9/30/22 to be repurchased at $186,188 on 10/3/22 collateralized by U.S. Treasury securities, 4.13%, 9/30/27, with a value of $608,310.(c)	$ 186,188
TOTAL SHORT TERM INVESTMENTS — 2.16% (Cost $2,181,528)		$2,181,528
TOTAL INVESTMENTS — 98.84% (Cost $106,000,080)		$99,619,902
OTHER ASSETS & LIABILITIES, NET — 1.16%		$1,165,886
TOTAL NET ASSETS — 100.00%		$100,785,788

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022